LOSS PER SHARE (Tables)	3 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Schedule of anti dilutive securities excluded from computation of earnings per share
	March 31,
	2023	2022
Convertible notes	10,961,000	20,367,000
Convertible preferred stock	25,000,000	25,000,000
Total	35,961,000	45,367,000